Supplemental information on oil and gas activities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	$ 172,094	[1]	$ 157,396	[2]	$ 132,413	[3]
Proved properties, Mineral interest and wells	717,510	[1]	776,504	[2]	692,241	[3]
Proved properties, Other uncompleted projects	38,130	[1],[4]	23,916	[2],[4]	32,926	[3]
Unproved properties	59,992		64,368		61,773
Gross capitalised costs	987,726		1,022,184		919,353
Accumulated depreciation	(463,062)		(527,766)		(456,437)
Total net capitalised costs	524,664		494,418		462,916
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	83,023	[1]	69,906	[2]	46,785	[3]
Proved properties, Mineral interest and wells	189,514	[1]	291,050	[2]	230,100	[3]
Proved properties, Other uncompleted projects	24,061	[1],[4]	11,290	[2],[4]	12,534	[3]
Unproved properties	1,676		4,106		4,503
Gross capitalised costs	298,274		376,352		293,922
Accumulated depreciation	(122,479)		(228,793)		(190,025)
Total net capitalised costs	175,795		147,559		103,897
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	81,459	[1]	80,611	[2]	80,611	[3]
Proved properties, Mineral interest and wells	400,338	[1]	397,031	[2]	380,037	[3]
Proved properties, Other uncompleted projects	12,233	[1],[4]	12,508	[2],[4]	18,274	[3]
Unproved properties	41,162		49,702		48,908
Gross capitalised costs	535,192		539,852		527,830
Accumulated depreciation	(281,062)		(253,764)		(230,917)
Total net capitalised costs	254,130		286,088		296,913
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	5,154	[1]	6,036	[2]	4,174	[3]
Proved properties, Mineral interest and wells	63,574	[1]	77,264	[2]	77,255	[3]
Proved properties, Other uncompleted projects	0	[1],[4]	70	[2],[4]	2,082	[3]
Unproved properties	7,073		7,585		6,468
Gross capitalised costs	75,801		90,955		89,979
Accumulated depreciation	(43,158)		(39,509)		(29,803)
Total net capitalised costs	32,643		51,446		60,176
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	2,458	[1]	843	[2]	843	[3]
Proved properties, Mineral interest and wells	64,084	[1]	11,159	[2]	4,849	[3]
Proved properties, Other uncompleted projects	1,836	[1],[4]	48	[2],[4]	36	[3]
Unproved properties	10,081		2,975		1,894
Gross capitalised costs	78,459		15,025		7,622
Accumulated depreciation	(16,363)		(5,700)		(5,692)
Total net capitalised costs	$ 62,096		$ 9,325		$ 1,930

[1]	Includes capitalized amounts related to asset retirement obligations, impairment loss in Chile for US$ 6,549,000 and impairment loss reversal in Colombia for US$ 11,531,000.
[2]	Includes capitalized amounts related to asset retirement obligations.
[3]	Includes capitalized amounts related to asset retirement obligations and impairment loss reversal in Colombia for US$ 5,664,000.
[4]	Do not include Peru capitalized costs.